Consolidated Statement of Changes in Shareholders' Equity (Unaudited) - USD ($) shares in Millions, $ in Millions	Total	Common stock [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss), net of tax [Member]	Treasury stock, at cost [Member]	Common shares outstanding [Member]
Shareholders' equity, beginning of year at Dec. 31, 2015		$ 22,172	$ 29,945	$ (157)	$ (28,362)
Shareholders' Equity [Rollforward]
Employee share-based compensation		47
Compensation amortization under share-based plans and other changes		50
Net income	$ 691		691
Dividends			(181)
Other			(1)
Other comprehensive income	571			571
Treasury stock acquired - share repurchase authorization					(550)
Net shares acquired related to employee share-based compensation plans					(59)
Shareholders' equity, end of period at Mar. 31, 2016	24,166	22,269	30,454	414	(28,971)
Balance, beginning of year at Dec. 31, 2015						295.9
Common shares outstanding
Treasury stock acquired - share repurchase authorization						(5.1)
Net shares issued under employee share-based compensation plans						1.6
Balance, end of period at Mar. 31, 2016						292.4
Shareholders' equity, beginning of year at Dec. 31, 2016	23,221	22,614	32,196	(755)	(30,834)
Shareholders' Equity [Rollforward]
Employee share-based compensation		68
Compensation amortization under share-based plans and other changes		42
Net income	617		617
Dividends			(190)
Other comprehensive income	140			140
Treasury stock acquired - share repurchase authorization	(225)				(225)
Net shares acquired related to employee share-based compensation plans	(61)				(61)
Shareholders' equity, end of period at Mar. 31, 2017	$ 23,612	$ 22,724	$ 32,623	$ (615)	$ (31,120)
Balance, beginning of year at Dec. 31, 2016	279.6					279.6
Common shares outstanding
Treasury stock acquired - share repurchase authorization	(1.9)					(1.9)
Net shares issued under employee share-based compensation plans						1.7
Balance, end of period at Mar. 31, 2017	279.4					279.4